Long-Term Debt	12 Months Ended
Aug. 31, 2018
Long-Term Debt [Abstract]
Long-Term Debt

14. LONG-TERM DEBT

		2018			2017
	Effective interest rates	Long-term debt at amortized cost (1)	Adjustment for finance costs (1)	Long-term debt repayable at maturity	Long-term debt at amortized cost (1)	Adjustment for finance costs (1)	Long-term debt repayable at maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	1,248	2	1,250	1,247	3	1,250
5.50% due December 7, 2020	5.55	499	1	500	498	2	500
3.15% due February 19, 2021	3.17	299	1	300	298	2	300
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
6.75% due November 9, 2039	6.89	1,419	31	1,450	1,419	31	1,450
		4,261	39	4,300	4,258	42	4,300
Other
Freedom Mobile – other	Various	–	–	–	2	–	2
Burrard Landing Lot 2 Holdings Partnership	Various	50	–	50	40	–	40
Total consolidated debt		4,311	39	4,350	4,300	42	4,342
Less current portion		1	–	1	2	–	2
		4,310	39	4,349	4,298	42	4,340

(1)	Long-term debt is presented net of unamortized discounts and finance costs.

Corporate

Bank loans

During 2012, a syndicate of banks provided the Company with an unsecured $1 billion credit facility which includes a maximum revolving term or swingline facility of $50.  During 2016, the Company elected to increase its borrowing capacity by $500 under the terms of the amended facility. During 2017, the Company amended the terms of the facility to extend the maturity date from December 2019 to December 2021. Funds are available to the Company in both Canadian and US dollars. At August 31, 2018,  $2  (2017 - $2) has been drawn as committed letters of credit against the revolving term facility. Interest rates fluctuate with Canadian prime and bankers’ acceptance rates, US bank base rates and LIBOR rates. Excluding the revolving term facility, the effective interest rate on actual borrowings under the credit facility during 2018 was nil  (2017 - 2.48%).  The effective interest rate on the revolving term facility for 2018 was nil  (2017 – 3.18%).

Senior notes

The senior notes are unsecured obligations and rank equally and ratably with all existing and future senior indebtedness. The fixed rate notes are redeemable at the Company’s option at any time, in whole or in part, prior to maturity at 100% of the principal amount plus a make-whole premium.

On February 28, 2017, the Company issued $300 senior notes at a rate of 3.80% due March 1, 2027.

On March 2, 2017, the Company repaid $400 5.70% senior notes at their maturity.

Other

Freedom Mobile

Finance lease obligations and amounts owing in connection with financing of certain computer equipment and services matured in 2018.

Burrard Landing Lot 2 Holdings Partnership (the “Partnership”)

The Company has a 33.33% interest in the Partnership which built the Shaw Tower project with office/retail space and living/working space in Vancouver, BC. In the fall of 2004, the commercial construction of the building was completed and at that time, the Partnership issued ten year 6.31% secured mortgage bonds in respect of the commercial component of the Shaw Tower.  In February 2014, the Partnership refinanced its debt. The Partnership received a mortgage loan and used the proceeds to prepay the outstanding balance of the previous mortgage and loan excess funds to each of its partners. The mortgage loan matures on November 1, 2024 and bears interest at 4.683% compounded semi-annually with interest only payable for the first five years. The mortgage loan is collateralized by the property and the commercial rental income from the building with no recourse to the Company.

In February 2018, the Partnership refinanced its debt. The Partnership received an additional mortgage loan of $30 and used the proceeds to loan excess funds to each of its partners, of which the Company received $10. The additional loan matures on November 1, 2024 and bears interest at 4.14% compounded semi-annually.

ViaWest

During 2015, ViaWest entered into a credit facility consisting of a term loan in the amount of US $395 and a revolving credit facility of US $85. Commencing August 2015, the term loan had quarterly principal repayments of US $1 with the balance due on maturity in March 2022 while the revolving credit facility matured in March 2020. During 2016, ViaWest entered into an incremental US $80 term loan and increased the borrowing capacity available on the revolving facility by US $35. The incremental term loan had quarterly principal repayments commencing May 2016 with the balance due on maturity in March 2022.  Interest rates fluctuated with LIBOR, US prime and US Federal Funds rates and the facilities were secured by a first priority security interest in specific assets pursuant to the terms of the security agreement.

ViaWest finance lease obligations and amounts owing to landlords in connection with financing of leasehold improvements had various expiry and maturity dates through to 2023. Collateral was provided as security for the related transactions and agreements as required.

Both the ViaWest credit facility and other obligations were divested in connection with the sale of ViaWest in August 2017.

Debt covenants

The Company and its subsidiaries have undertaken to maintain certain covenants in respect of the credit agreements and trust indentures described above. The Company and its subsidiaries were in compliance with these covenants at August 31, 2018.

Long-term debt repayments

Mandatory principal repayments on all long-term debt in each of the next five years and thereafter are as follows:

$
2019	1
2020	1,251
2021	801
2022	1
2023	1
Thereafter	2,295
4,350

Interest expense

	2018	2017
	$	$
Interest expense – long-term debt	245	262
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(6)	(3)
Capitalized interest	–	(2)
Interest expense – other	8	9
	248	267